Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Schedule of Intangible assets

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Patents	$115,530	$115,051
Less: accumulated amortization	(114,815)	(109,423)
Intangible assets, net	$715	$5,628

Schedule of estimated amortization

Twelve Months ending June 30,	Estimated amortization expense
2026	$715

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Intangible assets

	December 31, 2024	December 31, 2023

Patents	$115,051	$116,768
Less: accumulated amortization	(109,423)	(100,371)
Intangible assets, net	$5,628	$16,397

Schedule of estimated amortization

Twelve months ending December 31,	Estimated amortization expense
2025	$5,628